Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of inventories

	December 31, 2023	December 31, 2022

Ore stockpiles	$9,856	$10,521
In-process inventory and finished goods	102,884	67,261
Materials and supplies	123,150	121,090
	$235,890	$198,872